Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Principal Place of Business of The Subsidiaries	The principal place of business of the subsidiaries are in Malaysia and/or incorporated in Malaysia unless indicated otherwise. The details of the subsidiaries are as follows:
	Ownership Interest in equity
Name of company	June 30, 2024%	June 30, 2023%	Principal activities

ARB IOT (M) Sdn. Bhd.	100	100	Investment holding

ARB IOT Group Sdn. Bhd.	100	100	Investment holding

	Ownership Interest in equity
Name of company	June 30, 2024%	June 30, 2023%	Principal activities

Subsidiaries of ARB IOT Group Sdn. Bhd.
ARB AI Agro Sdn. Bhd.	100	100	Investment holding

Subsidiary of ARB AI Agro Sdn. Bhd.
ARB Agro Technology Sdn. Bhd.	100	100	Business in digital agricultural technology

ARB AI Sdn. Bhd.	100	100	Investment holding

Subsidiary of ARB AI Sdn. Bhd.
ARBIOT Sdn. Bhd.	100	100	IoT, internet and multimedia development and consultancy services, and project management

ARB Lab Sdn. Bhd.	100	100	Investment holding

Subsidiaries of ARB Lab Sdn. Bhd.
ARB R&D Sdn. Bhd.	100	100	Development of IT and IoT for software and hardware

Subsidiary of ARB R&D Sdn. Bhd.
ARB Innovation Sdn. Bhd.	100	100	Provision of IT software and hardware solution

ARB R1 Technology Sdn. Bhd	100	100	Dormant

ARB Midware Sdn. Bhd.	-	100	Investment holding

Subsidiary of ARB Midware Sdn. Bhd.
ARB Distribution Sdn. Bhd.	-	51	Distribution of IoT related products

ARB Robotic Sdn. Bhd.	100	100	Investment holding

Subsidiary of ARB Robotic Sdn. Bhd.
ARB Intelligence Sdn. Bhd.	100	100	IoT cloud business platform

	Ownership Interest in equity
Name of company	June 30, 2024%	June 30, 2023%	Principal activities

ARB Techsymbol Sdn. Bhd.	100	100	Investment holding

Subsidiaries of ARB Techsymbol Sdn. Bhd.
ARB Logistic Technologies Sdn. Bhd.	100	100	Dormant

ARB WMS Technologies Sdn. Bhd.	100	51	Business in provision of warehouse management system solution and equipment

ARB Information Sdn. Bhd.	100	100	Investment holding

Subsidiary of ARB Information Sdn. Bhd.
ARB AI Technology Sdn. Bhd.	100	100	Provision of IT software and hardware solution

ARB 5G Sdn. Bhd.	100	100	Investment holding

Subsidiary of ARB 5G Sdn. Bhd.
ARB Big Data Sdn. Bhd.	100	100	Software development and data analysis